Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
NOTE 8. INVENTORIES
Inventories consist of the following at December 31, 2014 and December 31, 2013 (in thousands):

	December 31, 2014	December 31, 2013
Raw materials	$118,431	$89,640
Work-in-process	43,290	45,713
Finished goods	261,600	188,974
Total	$423,321	$324,327